DEFERRED FINANCING FEES (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015 CAD	Jun. 30, 2014 CAD	Jun. 30, 2015 CAD	Jun. 30, 2014 CAD	Dec. 31, 2014 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Amortization period			2 years
Amortization of deferred financing fees	CAD 6,358	CAD 3,179	CAD 6,358	CAD 3,179	$ 13,065